Long-Term Debt Maturities (Detail) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 686,853
2028 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	137,809
2029 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term debt, gross	$ 549,044